Income Taxes (Effective Tax Rates Differ from Federal Statutory Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Income Taxes Effective Tax Rates Differ From Federal Statutory Rate [Abstract]
Federal statutory rate times financial statement income (loss)	$ (312)	$ (1,280)	$ (1,845)
Incentive Stock Options	47	3	6
Bank owned life insurance income	(44)	(45)	(44)
Increase in deferred tax valuation allowance	303	1,314	1,876
Other	6	8	7
Income tax (expense) benefit
Effective tax rate	0.00%	0.00%	0.00%